Triloma EIG Energy Income Fund

Triloma EIG Energy Income Fund — Term I

November 23, 2016

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

Triloma EIG Energy Income Fund (File No. 811-23040)

Triloma EIG Energy Income Fund — Term I (File No. 811-23032)

(collectively, the “Funds”)

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, I hereby transmit for filing with the Securities and Exchange Commission, a preliminary joint proxy statement with respect to the Funds which includes a proposal for approval of an amended and restated investment advisory agreement for each Fund. Please call me at (212) 698-3525 with any comments or questions you may have on the definitive proxy statement.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz